FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Finance Income And Costs
Finance income and costs

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Finance income
Interest income on loans to related parties/ a third party	6,581	6,455	6,780	1,066
Interest income on revenue contracts with significant financing component	3,735	3,161	2,313	365
Interest income from service concession arrangement	2,276	4,977	7,264	1,143
Interest income on structured deposits	—	660	328	52
Interest income on bank deposit	216	215	250	39
Finance income	12,808	15,468	16,935	2,665

Finance costs
Interest expenses on loans	345	4,028	4,035	635
Interest expense on lease liabilities	102	80	150	24
Other finance costs	(43)	292	231	36
Less: interest expense capitalized into intangible assets-concession right*	(64)	(651)	(57)	(9)
Finance costs	340	3,749	4,359	686